Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Other Comprehensive Income/(Loss) [Abstract]
Fair value adjustments on securities available-for-sale arising during the period, Tax Benefit/(Expense)	$ (18,135,000)	$ 41,935,000	$ 7,397,000
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Tax (Benefit)/Expense		(174,000)	128,000
Net actuarial gain/(loss) arising during the period, Tax Benefit/(Expense)	44,803,000	(31,392,000)	17,906,000
Prior service credit/(cost) arising during period, Tax Benefit/(Expense)		(4,115,000)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Tax Benefit/(Expense)	$ (1,961,000)	$ (3,887,000)	$ (15,031,000)